STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 8: STOCKHOLDERS’ DEFICIT

On January 11, 2023, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell, in a private placement (the “January Private Placement”), an aggregate of 19,000 shares (the “Shares”) of the Company’s common stock (“Common Stock”), and accompanying warrants (the “Common Warrants”) to purchase 19,000 shares of Common Stock, at a combined purchase price of

$97.875 per share and Common Warrant, and (ii) 32,086 pre-funded warrants (the “Pre-Funded Warrants” and together with the Common Warrants, the “Warrants” and together with the Shares and the shares of Common Stock underlying the Warrants, the “Securities”) exercisable for 32,086 shares of Common Stock, and accompanying Common Warrants to purchase 32,086 shares of Common Stock, at a combined purchase price of $97.875 per Pre-Funded Warrant and accompanying Common Warrant, to the Investors, for aggregate gross proceeds from the Private Placement of approximately $5 million before deducting placement agent fees and related offering expenses. As a result of the transaction, the Company issued 50,890 shares of common stock, including the 19,000 shares and the immediate exercise of 32,086 pre-funded warrants, for gross proceeds of $5.0 million. The Company received net proceeds of $4.3 million after deducting placement agent fees and offering expenses.

In January 2023, the Company issued 4,400 shares of common stock at a fair value of $322,300 to a former convertible noteholder pursuant to default provisions. The amount was included in interest expense in the consolidated statements of operations.

In March 2023, the Company issued an aggregate of 4,756 shares of common stock to Sundry executives based on their employment agreements with the Company. The fair value of $499,338, or $4.20 per share as determined by the agreements, was included in general and administrative expenses in the consolidated statements of operations.

In June 2023, the Company issued 78,103 shares of common stock to D. Jones at a fair value of $1,357,043 pursuant to the H&J Settlement Agreement.

During the six months ended June 30, 2022, the Company converted an aggregate of $888,930 in outstanding principal into 350 shares of common stock.

Series B Preferred Stock

On May 30, 2023, the Company entered into a Subscription and Investment Representation Agreement (the “Subscription Agreement”) with John Hilburn Davis IV, its Chief Executive Officer pursuant to which the Company agreed to issue and sell 1 share of the Company’s Series B Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”) for $25,000.

On May 30, 2023, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the share of Series B Preferred Stock. The Certificate of Designation provides that the Series B Preferred Stock will have 250,000,000 votes per share of Series B Preferred Stock and will vote together with the outstanding shares of the Company’s common stock, par value 0.0001 per share (the “Common Stock”) and Series A Convertible Preferred Stock, par value 0.0001 per share (the “Series A Convertible Preferred Stock”) as a single class exclusively with respect to any proposal to amend the Company’s Sixth Amended and Restated Certificate of Incorporation (as may be amended and/or restated from time to time, the “Restated Certificate”) to effect a reverse stock split of the Company’s common stock. The Series B Preferred Stock will be voted, without action by the holder, on any such proposal in the same proportion as shares of Common Stock and Series A Convertible Preferred Stock are voted. The Series B Preferred Stock otherwise has no voting rights.

The Series B Preferred Stock is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Series B Preferred Stock has no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Series B Preferred Stock will not be entitled to receive dividends of any kind.

The outstanding share of Series B Preferred Stock shall be redeemed in whole, but not in part, at any time (i) if such redemption is ordered by the Board of Directors in its sole discretion or (ii) automatically upon the effectiveness of the amendment to the Restated Certificate implementing a reverse stock split. Upon such redemption, the holder of the Series B Preferred Stock will receive consideration of $25,000 in cash.

Series C Convertible Preferred Stock

On June 21, 2023, the Company, on the one hand, and Moise Emquies, George Levy, Matthieu Leblan, Carol Ann Emquies, Jenny Murphy and Elodie Crichi (collectively, the “Sundry Investors”), on the other hand, executed a Securities Purchase Agreement (the “Sundry SPA”) whereby the Company issued 5,761 shares of Series C Convertible Preferred Stock, par value $0.0001 per share (the “Series C Preferred Stock”) to the Sundry Investors at a purchase price of $1,000 per share. The Series C Preferred Stock is convertible into a number of shares of the Company’s Common Stock equal to $1,000 divided by an initial conversion price of $17.925 which represents the lower of (i) the closing price per share of the Common Stock as reported on the Nasdaq on June 20, 2023, and (ii) the average closing price per share of Common Stock as reported on the Nasdaq for the five trading days preceding June 21, 2023. The shares of Series C Preferred Stock were issued in consideration for the cancellation of certain promissory notes issued by the Company to the Sundry Investors dated December 30, 2022 (the “Sundry Loan Documents”). The following is a summary of the rights and preferences of the Series C Convertible Preferred Stock.

On June 21, 2023, the Company filed the Certificate of Designation with the Secretary of State for the State of Delaware designating up to 5,761 shares out of the authorized but unissued shares of its preferred stock as Series C Convertible Preferred Stock. The following is a summary of the principal terms of the Series C Preferred Stock.

Except for stock dividends or distributions for which adjustments are to be made pursuant to the Certificate of Designation, the holders of the Series C Preferred Stock (the “Series C Holders”) shall be entitled to receive, and the Company shall pay, dividends on shares of the Series C Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of the Series C Preferred Stock.

The Series C Holders are entitled to vote as a class as expressly provided in the Certificate of Designation. The Series C Holders are also entitled to vote with the holders of shares of Common Stock, voting together as one class, on all matters in which the Series C Holders are permitted to vote with the class of shares of Common Stock.

With respect to any vote with the class of Common Stock, each share of the Series C Preferred Stock shall entitle the Holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified in the Certificate of Designation) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the conversion price is calculated.

The Series C Preferred Stock shall rank (i) senior to all of the Common Stock; (ii) senior to Junior Securities; (iii) on parity with Parity Securities; and (iv) junior to Senior Securities, in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily. Subject to any superior liquidation rights of the holders of any Senior Securities of the Company and the rights of the Company’s existing and future creditors, upon a Liquidation, each Holder shall be entitled to be paid out of the assets of the Company legally available for distribution to stockholders, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the Common Stock and Junior Securities and pari passu with any distribution to the holders of Parity Securities, an amount equal to the Stated Value (as defined in the Certificate of Designation) for each share of the Series C Preferred Stock held by such Holder and an amount equal to any accrued and unpaid dividends thereon, and thereafter the Series C Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of Common Stock would receive if the Series C Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock.

Each share of the Series C Preferred Stock shall be convertible, at any time and from time to time from and after June 21, 2023 at the option of the Holder thereof, into that number of shares of Common Stock determined by dividing the Stated Value of such share of the Series C Preferred Stock ($1,000 as of June 21, 2023) by the Conversion Price. The conversion price for each share of the Series C Preferred Stock is $17.925, which is the lower of (a) the closing price per share of the Common Stock as reported on the Nasdaq Capital Market on June 20, 2023 (the trading day before the date of the Sundry SPA), and (b) the average closing price per share of Common Stock as reported on the Nasdaq Capital Market for the five trading days preceding the date of the Sundry SPA, subject to adjustment herein (the “Series C Conversion Price”).

The Company has the option to redeem any or all of the then outstanding Series C Preferred Stock at 112% of the then Stated Value any time after June 21, 2023 and so long as there is an effective Registration Statement covering the shares issuable upon conversion of the Series C Preferred Stock.

NOTE 8: STOCKHOLDERS’ DEFICIT

Amendments to Articles of Incorporation

On October 13, 2022, the Company amended its Amended and Restated Certificate of Incorporation to increase to increase the number of authorized shares of the Company’s common stock from 200,000,000 to 1,000,000,000, and in conjunction therewith, to increase the aggregate number of authorized shares to 1,010,000,000 shares.

On October 21, 2022, the Board of Directors approved a one-for-100 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s preferred stock. The reverse stock split became effective as of November 3, 2022. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

On May 18, 2021, the Company filed a Sixth Amended and Restated Certificate of Incorporation (the “Restated Certificate”) with the Secretary of State of the State of Delaware in connection with the Company’s IPO. The Company’s board of directors and stockholders previously approved the Restated Certificate to be effective immediately prior to the closing of the IPO.

The Restated Certificate amends and restates the Company’s amended and restated certificate of incorporation, as amended, in its entirety to, among other things: (i) increase the authorized number of shares of common stock to 200,000,000 shares; (ii) authorize 10,000,000 shares of preferred stock that may be issued from time to time by the Company’s board of directors in one or more series; (iii) provide that directors may be removed from office only for cause by the affirmative vote of the holders of at least 66⅔% in voting power of the Company’s outstanding capital stock then entitled to vote in an election of directors; (iv) eliminate the ability of the Company’s stockholders to take action by written consent in lieu of a meeting; and (v) designate the Court of Chancery of the State of Delaware to be the sole and exclusive forum for certain legal actions and proceedings against the Company.

The Restated Certificate also effected a 1-for-15.625 reverse stock split approved by the Company’s Board of Directors as described above.

Series A Preferred Stock

On August 31, 2022, the Company entered into a Subscription and Investment Representation Agreement with Hil Davis, its Chief Executive Officer, pursuant to which the Company agreed to issue 1 share of the Company’s Series A Preferred Stock to for $25,000. The issuance of the preferred stock reduced the due to related party balance. The share of Series A Preferred Stock had 250,000,000 votes per share and voted together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposals to amend the Certificate of Incorporation to effect a reverse stock split of the Company’s common stock and to increase the authorized number of shares of the Company’s common stock. The terms of the Series A Preferred Stock provided that the outstanding share of Series A Preferred Stock would be redeemed in whole, but not in part, at any time: (i) if such redemption is ordered by the Board of Directors in its sole discretion or (ii) automatically upon the approval of Proposals 2 and 6 presented at the Company’s 2022 annual shareholders meeting. Following conclusion of the shareholders meeting, such share of the Company’s Series A Preferred Stock was redeemed. On October 13, 2022, the outstanding share of the Company’s Series A Preferred Stock was redeemed for $25,000.

Series A Convertible Preferred Stock

On September 29, 2022, the Company filed the Certificate of Designation designating up to 6,800 shares out of the authorized but unissued shares of its preferred stock as Series A Convertible Preferred Stock.

Except for stock dividends or distributions for which adjustments are to be made pursuant to the Certificate of Designation, the holders of the Series A Preferred Stock (the “Holders”) shall be entitled to receive, and the Company shall pay, dividends on shares of the Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of the Series A Preferred Stock.

With respect to any vote with the class of Common Stock, each share of the Series A Preferred Stock shall entitle the Holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible.

The Series A Preferred Stock shall rank (i) senior to all of the Common Stock; (ii) senior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms junior to any Preferred Stock (“Junior Securities”); (iii) on parity with any class or series of capital stock of the Corporation created specifically ranking by its terms on parity with the Preferred Stock (“Parity Securities”); and (iv) junior to any class or series of capital stock of the Company hereafter created specifically ranking by its terms senior to any Preferred Stock (“Senior Securities”), in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily.

Each share of the Series A Preferred Stock shall be convertible, at any time and from time to time from and after September 29, 2022 at the option of the Holder thereof, into that number of shares of Common Stock determined by dividing the Stated Value of such share of the Series A Preferred Stock ($1,000 as of September 29, 2022) by the Conversion Price. The conversion price for each share of the Series A Preferred Stock is the closing price of the Common Stock on September 29, 2022, which was $232.50.

Common Stock

The Company had 1,000,000,000 shares of common stock authorized with a par value of $0.0001 as of December 31, 2022.

Common stockholders have voting rights of one vote per share. The voting, dividend, and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers, and preferences of preferred stockholders.

2022 Transactions

During the year ended December 31, 2022, the Company issued an aggregate of 79,807 shares of common stock pursuant to the conversion of the FirstFire and Oasis Notes (see Note 7).

In September 2022, the Company issued 30 shares of common stock pursuant to a consultant agreement at a fair value of $123,000.

As part of the Sundry acquisition (see Note 4), the Company issued 3,636 shares of common stock to the Sundry Sellers at a fair value of $1,000,000.

In connection with the December Notes, the Company issued 2,400 shares of common stock with a fair value of $264,000.

Underwriting Agreements and Public Offerings

On May 5, 2022, the Company entered into an underwriting agreement (the “Alexander Underwriting Agreement”) with Alexander Capital, L.P., acting as representative of the several underwriters named in the Alexander Underwriting Agreement (the “ Alexander Underwriters”), relating to the Company’s underwritten the offering pursuant to which the Company agreed to issue and sell 14,956 shares of the Company’s common stock. The shares were sold to the public at a combined public offering price of $625 per share and were purchased by the Underwriters from the Company at a price of $575 per share. The Company also granted the Alexander Underwriters a 45-day option to purchase up to an additional 2,243 shares of Common Stock at the same price, which expired and were not purchased.

The shares were sold in the Offering pursuant to a Registration Statement on Form S-1, as amended (File No. 333-264347) (the “Registration Statement”), a Registration Statement on Form S-1 pursuant to 462(b) of the Securities Act of 1933, as amended (File No. 333-264775), and a related prospectus filed with the Securities and Exchange Commission. The public offering closed on May 10, 2022 and the Company sold 14,956 shares of common stock for total gross proceeds of $9.3 million. The Company received net proceeds of $8.1 million after deducting underwriters’ discounts and commissions of $0.7 million and direct offering expenses of $0.5 million.

On November 29, 2022, the Company, entered into a Securities Purchase Agreement with investors pursuant to which the Company agreed to issue and sell, in an offering (i) an aggregate of 6,720 shares (the “Shares”) of the Company’s common stock, and accompanying Class B Warrants (the “Class B Warrants”) to purchase 6,720 shares of common stock and accompanying Class C Warrants (the “Class C Warrants”) to purchase 6,720 shares of Common Stock, at a combined public offering price of $137.50 per share and Class B Warrant and Class C Warrant, and (ii) 66,007 pre-funded warrants (the “Pre-Funded Warrants” and together with the Class B Warrants and the Class C Warrants, the “Warrants” and together with the Shares and the shares of common stock underlying the Warrants, the “Securities”) exercisable for 66,007 shares of Common Stock, and accompanying Class B Warrants to purchase 66,007 shares of Common Stock and Class C Warrants to purchase 66,007 shares of Common Stock, at a combined public offering price of $137.50, less the exercise price of $0.0001, per Pre-Funded Warrant and accompanying Class B Warrant and Class C Warrant, to the Investors, for aggregate gross proceeds from the offering of approximately $10 million before deducting placement agent fees and related offering expenses. As a result of the transaction, the Company issued 72,727 shares of common stock, including the 6,720 shares and the immediate exercise of 66,007 pre-funded warrants, for gross proceeds of $10.0 million. The Company received net proceeds of $9.0 million after deducting placement agent fees and offering expenses.

2021 Transactions

On May 13, 2021, the Company’s registration statement on Form S-1 relating to the IPO was declared effective by the SEC. In the IPO, which closed on May 18, 2021, the Company issued and sold 964 shares of common stock at a public offering price of $10,375 per share. Additionally, the Company issued warrants to purchase 1,111 shares, which includes 145 warrants sold upon the partial exercise of the over-allotment option. The aggregate net proceeds to the Company from the were $8.6 million after deducting underwriting discounts and commissions of $0.8 million and direct offering expenses of $0.6 million.

Upon the closing of the Company’s IPO on May 18, 2021, all then-outstanding shares of Preferred Stock converted into an aggregate of 1,611 shares of common stock according to their terms.

Upon closing of the Company’s IPO, the Company converted outstanding principal totaling $2,680,289 and certain accrued and unpaid interest of the Company’s convertible debt into an aggregate of 454 shares of common stock. See Note 7.

Upon closing of the Company’s IPO, certain officers and directors converted balances due totaling $257,515 into 61 shares of common stock and recorded $233,184 in compensation expense for the shares issued in excess of accrued balances owed.

In connection with the H&J and Stateside acquisitions, the Company issued 877 and 441 shares of common stock to the respective sellers. See Note 4.

Pursuant to a consulting agreement, the Company issued 20 shares of common stock with a guaranteed equity value of $250,000. In connection with the agreement, the Company recorded a contingent consideration liability of $67,000. See Note 3. An additional 17 shares were issued upon settlement of the contingent liability.

In May 2021, an aggregate of 13 warrants were exercised for shares of common stock for proceeds of $145,696. In July 2021, warrant holders exercised 142 warrants for proceeds of $1,622,350.

On June 28, 2021, the Company’s underwriters purchased 145 shares of common stock at a public offering price of $10,375 per share pursuant to the exercise of the remaining portion of their over-allotment option. The Company received net proceeds of approximately $1.4 million after deducting underwriting discounts and commissions of $0.1 million.

In connection with the execution of the Oasis Capital EPA, the Company issued Oasis Capital 51 shares of common stock (the “Commitment Shares”). Upon nine months from the Execution Date, Oasis may return a portion of the Commitment Shares. As of December 31, 2021, the Company recorded the fair value of the Commitment Shares of $367,696 as deferred offering costs as no financings under the related EPA have occurred.

In connection with the Second FirstFire Note, in November 2021 the Company issued (a) 12 additional shares of common stock to FirstFire and (b) 40 additional shares of common stock to Oasis Capital, as set forth in the waivers and consents (the “Waivers”), dated November 16, 2021 executed by each of FirstFire and Oasis Capital (collectively, the “Waiver Shares”). The Company recorded interest expense of $427,700 pertaining to the fair value of the Waiver Shares issued.

In December 2021, the Company issued 60 shares of common stock pursuant to a consulting agreement. The fair value of $339,000 was based on the value of the Company’s common stock on the date of grant and is included in general and administrative expenses in the consolidated statements of operations.